Segment Information - Schedule of Property and Equipment, Net of Depreciation (Details) - USD ($) $ in Thousands	Apr. 30, 2019	Apr. 30, 2018
Revenues From External Customers And Long Lived Assets [Line Items]
Property and equipment, net	$ 5,448	$ 4,536
United States
Revenues From External Customers And Long Lived Assets [Line Items]
Property and equipment, net	3,219	3,187
Netherlands
Revenues From External Customers And Long Lived Assets [Line Items]
Property and equipment, net	1,769	341
United Kingdom
Revenues From External Customers And Long Lived Assets [Line Items]
Property and equipment, net	251	582
Rest of world
Revenues From External Customers And Long Lived Assets [Line Items]
Property and equipment, net	$ 209	$ 426